Interest income and expense (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

	For the three months ended												For the six months ended
	April 30, 2024 (1)				January 31, 2024 (1)				April 30, 2023 (1)				April 30, 2024 (1)				April 30, 2023 (1)
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (2)	$13,321		$10,452		$13,539		$10,614		$12,463		$9,357		$26,860		$21,066		$24,360		$17,902
Measured at FVOCI (2)	1,455		–		1,359		–		921		–		2,814		–		1,734		–
	14,776		10,452		14,898		10,614		13,384		9,357		29,674		21,066		26,094		17,902
Other	436	(3)	66	(4)	541	(3)	52	(4)	486	(3)	53	(4)	977	(3)	118	(4)	932	(3)	101	(4)
Total	$15,212		$10,518		$15,439		$10,666		$13,870		$9,410		$30,651		$21,184		$27,026		$18,003
(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(2)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(3)	Includes dividend income on equity securities.
(4)
Includes interest on lease liabilities for the three months ended April 30, 2024 – $30 (January 31, 2024 – $30; April 30, 2023 – $29) and for the six months ended April 30, 2024 – $60 (April 30, 2023 – $55) and insurance finance expense for the three months ended April 30, 2024 – $8 (January 31, 2024 – $7; April 30, 2023 – $7) and for the six months ended April 30, 2024 – $15 (April 30, 2023 – $13).